Changes in the scope of the Consolidated Condensed Interim Financial Statements	3 Months Ended
Mar. 31, 2018
Changes in the scope of the Consolidated Condensed Interim Financial Statements [Abstract]
Changes in the scope of the Consolidated Condensed Interim Financial Statements
Note 5. - Changes in the scope of the Consolidated Condensed Interim Financial Statements

For the three-month period ended March 31, 2018

On February 28, 2018, the Company completed the acquisition of a 100% stake in Hidrocañete, S.A. (Mini-Hydro). Total purchase price paid for this asset amounted to $9,324 thousand. The purchase has been accounted for in the consolidated accounts of Atlantica Yield, in accordance with IFRS 3, Business Combination.

For the year ended December 31, 2017

There is no change in the scope of the consolidated financial statement in the year 2017.